Share Based Payments Options (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation	$ 53,841	$ 36,235	$ 602,353	$ (1,066,672)	$ 404,794	$ 899,438	$ 435,612